Related Parties - Receivables and payables (Details) $ in Thousands, $ in Thousands	12 Months Ended				14 Months Ended	22 Months Ended
	Dec. 31, 2025 MXN ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2012 MXN ($)	Dec. 31, 2024 MXN ($)	Oct. 31, 2023	Dec. 31, 2025 USD ($)	Oct. 31, 2025 MXN ($)	Jan. 31, 2022 MXN ($)	Jan. 31, 2022 USD ($)
Related Parties
Current receivables	$ 727,476	$ 339,553			$ 339,553
Non-current receivables		3,293,463			3,293,463
Current payables	224,606	202,414			202,414
Principal amount of long-term credit agreement	87,175,965						$ 3,438,530
Current portion of deferred revenue	287,667	287,667			287,667
Deferred income, noncurrent	$ 4,315,012	$ 4,602,679			4,602,679
Average interest rates bearing from account balances	9.40%	12.00%
Televisa, S. de R.L. de C.V. ("Televisa")
Related Parties
Current receivables	$ 383,118	$ 200,156			200,156
Non-current receivables		3,293,463			3,293,463			$ 3,218,617
Current payables	216,436	195,820			$ 195,820
Principal amount of long-term credit agreement									$ 5,738,832
Fixed annual interest rate percentage					12.80%	10.20%
Prepayment of long-term loans		1,817,076	$ 2,374,640
Televisa Producciones, S.A. de C.V.
Related Parties
Current receivables	28,100	24,020			$ 24,020
Current payables	3,920	613			613
TelevisaUnivision
Related Parties
Current receivables	5,237	6,837			6,837
Prepayment of deferred income									$ 5,729,377	$ 276,200
Current portion of deferred revenue	287,667	287,667			287,667
Deferred income, noncurrent	4,315,012	4,602,679			4,602,679
Triton Comunicaciones, S.A. de C.V.
Related Parties
Current receivables	21,288	20,803			20,803
ECO Producciones, S.A. de C.V.
Related Parties
Current receivables	10,811	11,012			11,012
Other
Related Parties
Current receivables	35,850	46,546			46,546
Current payables	2,344	1,140			1,140
Desarrollo Vista Hermosa, S.A. de C.V.
Related Parties
Current payables	320
Ollamani
Related Parties
Current receivables	243,072	30,179			30,179
Current payables	$ 1,586	$ 4,841			$ 4,841
GTAC | Subsidiaries
Related Parties
Annual payment in lease agreement				$ 41,400
Basis points				1.22%
Annual interest rate				6.00%